Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	12.31.22	12.31.21
Cash and banks	867	2,957
Time deposits	—	595
Mutual funds	763	2,627
Total cash and cash equivalents	1,630	6,179